Note 9 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt, Gross	$ 32,225
Less Current Portion of Long-term Debt, Gross	674	$ 635
Less Current Portion of Long-term Debt, Debt Issuance Costs	(60)	(60)
Less Current Portion of Long-term Debt, Net	614	575
Long-term Debt, Gross, Excluding Current Maturities	28,351	29,025
Long-term Debt, Debt Issuance Costs, Excluding Current Maturities	(319)	(379)
Long-term Debt, Net, Excluding Current Maturities	28,032	28,646
Term Loan Agreement [Member]
Long-Term Debt, Gross	29,025	29,660
Term Loan Agreement, Debt Issuance Costs	(379)	(439)
Term Loan Agreement, Net	$ 28,646	$ 29,221